UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X]; Amendment Number:2
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    July 6, 2012



Filing amended to update value of investment in Hampton Roads Bankshares Inc.



Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         39
Form 13F Information Table Value Total:         1,644,524  (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



                                                                FORM 13F INFORMATION TABLE

					Title of 		 Value 	      Shares/	    SH/     PUT/  Invtmnt  Other	 Voting Authority
Issuer					Class	  CUSIP		 * $1000      PRN Amount    PRN     CALL  Dscretn  Mgrs  Sole    Shared  None
American Capital Ltd                    CS        02503Y103      3,151        363,449        SH            SOLE          363,449
Amylin Pharmaceuticals Inc              CS        032346108      1,585        63,500                PUT    SOLE          63,500
CenturyLink Inc                         CS        156700106      4,994        129,210        SH            SOLE          129,210
CSX Corp                                CS        126408103      14,805       687,956        SH            SOLE          687,956
Delphi Automotive PLC                   CS        G27823106      185,489      6,090,777      SH            SOLE          6,090,777
Dollar Thrifty Automotive Group         CS        256743105      18,672       230,777        SH            SOLE          230,777
FORD MOTOR CO                           WT        345370134      34,800       10,000,000     SH            SOLE          10,000,000
Fairpoint Communications Inc            CS        305560302      215          57,267         SH            SOLE          57,267
Genzyme Corp                            CS        80105N113      404          306,156        SH            SOLE          306,156
Global Eagle Acquisition Corp           WT        37951D110      409          835,000        SH            SOLE          835,000
Global Eagle Acquisition Corp           CS        37951D102      8,237        850,000        SH            SOLE          850,000
Grifols SA                              CS        398438309      5,935        770,790        SH            SOLE          770,790
Hampton Roads Bankshares Inc            CS        409321502      10,015       3,305,343      SH            SOLE          3,305,343
Hertz Global Holdings Inc               CS        42805T105      23,317       1,550,333      SH            SOLE          1,550,333
Hertz Global Holdings Inc               CS        42805T105      3,178        211,300               CALL   SOLE          211,300
Illumina Inc                            CS        452327109      37,239       707,823        SH            SOLE          707,823
Illumina Inc                            CS        452327109      17,624       335,000               PUT    SOLE          335,000
Interpublic Group of Cos Inc/T          CS        460690100      14,305       1,253,765      SH            SOLE          1,253,765
iPATH S&P 500 VIX Short-Term F          CS        06740C261      1,091        65,000         SH            SOLE          65,000
Medco Health Solutions Inc              CS        58405U102      416,444      5,923,806      SH            SOLE          5,923,806
Melco Crown Entertainment Ltd           CS        585464100      2,681        197,000        SH            SOLE          197,000
METLIFE INC                             CNVPFD    59156R116      70,491       1,000,000      SH            SOLE          1,000,000
Monster Worldwide Inc                   CS        611742107      2,530        259,491        SH            SOLE          259,491
Motorola Mobility Holdings Inc		CS        620097105      450,576      11,482,569     SH            SOLE          11,482,569
Novellus Systems Inc                    CS        670008101      13,365       267,934        SH            SOLE          267,934
Pfizer Inc                              CS        717081103      40,655       1,795,321      SH            SOLE          1,795,321
Pioneer Nat Res Co 2.875% 1/15/38       CB        723787AH0      85,852       44,500,000     PRN           SOLE          44,500,000
Pioneer Natural Resources Co            CS        723787107      11,159       100,000               PUT    SOLE          100,000
Radian Group Inc 3% 11/15/17            CB        750236AK7      28,453       42,000,000     PRN           SOLE          42,000,000
Radian Group Inc                        CS        750236101      4,437        1,020,000      SH            SOLE          1,020,000
ROI Acquisition Corp                    CS        74966A203      3,600        360,000        SH            SOLE          360,000
RSC Holdings Inc                        CS        74972L102      38,840       1,719,339      SH            SOLE          1,719,339
Signet Jewelers Ltd                     CS        G81276100      10,292       217,689        SH            SOLE          217,689
STANDARD PACIFIC CORP 6% 10/1/12        CB        853763AA8      8,069        7,932,000      PRN           SOLE          7,932,000
TYSON FOODS INC 3.25% 10/15/13          CB        902494AP8      44,830       36,189,000     PRN           SOLE          36,189,000
United Continental Holdings In          CS        910047109      3,661        170,257        SH            SOLE          170,257
Universal Business Payment Sol          CS        913384202      3,623        598,800        SH            SOLE          598,800
Weight Watchers International           CS        948626106      4,724        61,200                CALL   SOLE          61,200
Yahoo! Inc                              CS        984332106      14,777       971,500        SH            SOLE          971,500
								 1,644,524
